Cash	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Cash

3. Cash

Cash consist of cash on hand, cash in banks, which are unrestricted as to withdrawal or use, and have insignificant risk of changes in value. Cash is denominated in the following currencies:

	2024	2023
	In thousands of USD
RMB	$21,731	$22,125
HKD	263	2
USD	4,718	3,729
Total	$26,712	$25,856